Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Main Investments in Common Shares of Associates (Detail) - USD ($) $ in Millions			12 Months Ended
	Mar. 29, 2019	Feb. 01, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018	[1]
Disclosure of associates [line items]
Investment, percentage	37.80%	39.50%
Investments			$ 481	$ 484	[1]		$ 436
Book value at acquisition date			331	368
Changes in stockholders' equity			$ 150	116
Camcem [member]
Disclosure of associates [line items]
Name of associate			Camcem, S.A. de C.V.
Activity			Cement
Country			Mexico
Investment, percentage			40.10%
Investments			$ 229	208
Concrete Supply Co. LLC [member]
Disclosure of associates [line items]
Name of associate			Concrete Supply Co. LLC
Activity			Concrete
Country			United States
Investment, percentage			40.00%
Investments			$ 75	$ 66
Lehigh White Cement Company [member]
Disclosure of associates [line items]
Name of associate			Lehigh White Cement Company
Activity			Cement
Country			United States
Investment, percentage			36.80%	36.80%		24.50%
Investments			$ 64	$ 60
Akmenes Cementas AB [member]
Disclosure of associates [line items]
Name of associate			Akmenes Cementas AB
Activity			Cement
Country			Lithuania
Investment, percentage			37.80%
Investments				27
Societe Meridionale de Carrieres [member]
Disclosure of associates [line items]
Name of associate			Société Méridionale de Carrières
Activity			Aggregates
Country			France
Investment, percentage			33.30%
Investments			$ 15	16
Societe d Exploitation de Carrieres [member]
Disclosure of associates [line items]
Name of associate			Société d’Exploitation de Carrières
Activity			Aggregates
Country			France
Investment, percentage			50.00%
Investments			$ 17	16
Cemento Interocenico Sa [member]
Disclosure of associates [line items]
Name of associate			Cemento Interoceánico, S.A.
Activity			Cement
Country			Panama
Investment, percentage			25.00%
Investments				8
Other companies [member]
Disclosure of associates [line items]
Name of associate			Other companies
Investments			$ 81	$ 83

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.